Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 28, 2018
Registrant Name	FMI FUNDS INC
Central Index Key	0001023391
Amendment Flag	false
Document Creation Date	Dec. 28, 2018
Document Effective Date	Dec. 28, 2018
Prospectus Date	Jan. 31, 2018
Large Cap Fund | Large Cap Fund Investor Class
Prospectus:
Trading Symbol	FMIHX
Large Cap Fund | Large Cap Fund Institutional Class
Prospectus:
Trading Symbol	FMIQX
Common Stock Fund | Common Stock Fund Investor Class
Prospectus:
Trading Symbol	FMIMX
Common Stock Fund | Common Stock Fund Institutional Class
Prospectus:
Trading Symbol	FMIUX